Deposits	12 Months Ended
Dec. 31, 2015
Deposits
Deposits
(7)	Deposits

The scheduled maturities of total time deposits as of the years ended December 31, 2015 and 2014 were as follows:

(in thousands)	2015	2014
Due within:
One year	$201,418	$204,566
Two years	56,026	58,177
Three years	29,030	33,551
Four years	6,022	16,760
Five years	5,586	5,282
Thereafter	0	1,347
Total	$298,082	$319,683

At December 31, 2015 and 2014, the Company had certificates and other time deposits in denominations of $100,000 or more with maturities as follows:

(in thousands)	2015	2014
Due within:
Three months or less	$39,122	$33,488
Over three months through six months	30,704	29,381
Over six months through twelve months	30,432	35,308
Over twelve months	31,986	36,768

Total	$132,244	$134,945

Total time deposits of more than $250,000 totaled $254.7 million and $253.9 million at December 31, 2015 and 2014, respectively.

The Federal Reserve Bank required the Bank to maintain cash or balances of $1.6 million at December 31, 2015 and 2014 to satisfy reserve requirements. Average compensating balances held at correspondent banks were $544,000 and $408,000 at December 31, 2015 and 2014, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.